Operating Lease (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Summary of Supplemental Information Related to Operating Leases

A summary of supplemental information related to operating leases as of December 31, 2019 is as follows:

Year ended December 31, 2019
Operating lease ROU assets	187
Operating lease liabilities	194
Operating leases - Weighted remaining lease term	139
Operating leases - Weighted average discount rate	4.75%

Summary of Lease Cost

A summary of lease cost recognized and recorded in sales and marketing and general and administrative expenses in the consolidated statements of operations and supplemental cash information related to operating leases is as follows:

Year ended December 31, 2019
Operating lease cost	104
Short-term lease cost	8
Operating leases - Weighted remaining lease term	111

Summary of Measurement of Lease Liabilities	Cash paid for amounts included in the measurement of lease liabilities:
Year ended December 31, 2019
Operating cash flows for operating leasest	105

Summary of Maturity of Non-cancelable Operating Leases

As of December 31, 2019, the maturity of operating lease liabilities under the Group’s non-cancelable operating leases is as follows:

Year ended December 31, 2019
2020	157
2021	36
2022	10
Subtotal	202
Less: imputed interest	8
Present value of operating lease liabilities	194